PREPAIDS AND DEPOSITS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
PREPAIDS AND DEPOSITS

8. PREPAIDS AND DEPOSITS

As at	September 30, 2023	December 31, 2022
Insurance	$1,215,349	$1,148,455
Prepaid interest	1,080	1,889
Prepaid marketing services	139,366	733,417
Prepaid rent	17,054	12,485
Prepaid subscriptions	82,127	29,194
Deposits	370,257	382,284
	$1,825,233	$2,307,724